Consolidated Income Statement - ARS ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Income Statement
Interest income	$ 251,873,826	$ 201,478,253	$ 190,233,183
Interest expenses	(165,506,341)	(117,848,917)	(84,027,323)
Net interest income	86,367,485	83,629,336	106,205,860
Net income from financial instruments (NIFFI) at fair value through profit or loss	18,246,719	17,316,082	9,748,608
Result from derecognition of assets measured at amortized cost	491,837	495,139	1,931,793
Exchange rate differences on gold and foreign currency	2,742,959	1,933,094	3,130,019
Net Income From Financial instruments And Exchange Rate Differences	21,481,515	19,744,315	14,810,420
Net Financial Income	107,849,000	103,373,651	121,016,280
Services Fee Income	30,339,068	32,462,798	33,794,603
Services Fee Expense	(10,723,155)	(9,896,431)	(10,432,762)
Income from insurance activities	4,526,372	4,424,232	4,914,478
Net Service Fee Income	24,142,285	26,990,599	28,276,319
Subtotal	131,991,285	130,364,250	149,292,599
Results from exposure to changes in the purchasing power of money	(17,749,063)	(15,208,972)	(12,614,594)
Other operating income	10,491,417	10,473,784	11,112,493
Impairment losses on financial assets	(14,171,016)	(17,394,877)	(25,330,344)
Net operating income	110,562,623	108,234,185	122,460,154
Personnel expenses	53,892,546	49,850,151	53,444,350
Administration expenses	28,562,821	29,911,621	30,339,034
Depreciation and impairment of non-financial assets	10,098,597	8,230,289	7,077,240
Other operating expenses	26,629,090	23,079,185	19,331,429
(Loss)/ Income before taxes	(8,620,431)	(2,837,061)	12,268,101
Income tax	3,586,014	(545,241)	(1,974,983)
Net (Loss) / income for the year	(5,034,417)	(3,382,302)	10,293,118
Net (Loss) / income for the year attributable to owners of the parent company	(5,028,955)	(3,378,763)	10,290,495
Net (Loss) / income for the year attributable to non-controlling interests	(5,462)	(3,539)	2,623
NUMERATOR
Net (Loss) / income for the year attributable to owners of the parent company	(5,028,955)	(3,378,763)	10,290,495
Net income attributable to owners of the parent company adjusted by dilution	$ (5,028,955)	$ (3,378,763)	$ 10,290,495
DENOMINATOR
Weighted average of ordinary shares	454,274	456,722	456,722
Weighted average of number of ordinary shares issued of the period adjusted by dilution effect	454,274	456,722	456,722
Basic Income per share	$ (11.07)	$ (7.40)	$ 22.53
Diluted Income per share	$ (11.07)	$ (7.40)	$ 22.53